OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OTHER CURRENT ASSETS
Capitalized listing expense	$ 1,404	¥ 9,764
Tax recoverable	226	1,574	¥ 1,431
Others	207	1,452	647
Total	$ 1,837	¥ 12,790	¥ 2,078